Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449
Cost of sales	(7,403,025)	(5,384,390)	(6,477,272)
Gross profit	2,297,271	1,839,585	1,400,177
Selling, general and administrative expenses	(824,247)	(687,942)	(770,292)
Other operating (expenses) income, net	(16,240)	(9,925)	9,454
Profit (loss) from operating activities	1,456,784	1,141,718	639,339
Finance expense	(114,583)	(89,971)	(89,489)
Finance income	19,408	14,129	7,981
Other financial income (expenses), net	(69,915)	37,957	(17,922)
Equity in earnings (losses) of non-consolidated companies	68,115	14,624	(272,810)
Profit before income tax expense	1,359,809	1,118,457	267,099
Income tax expense	(336,882)	(411,528)	(207,320)
Profit (Loss) for the year	1,022,927	706,929	59,779
Attributable to:
Owners of the parent	886,219	595,644	8,127
Non-controlling interest	$ 136,708	$ 111,285	$ 51,652
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic and diluted (losses) earnings per share for profit attributable to the owners of the parent (expressed in USD per share)	$ 0.45	$ 0.30	$ 0.00